Commitments - Summary of Future Minimum Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	¥ 197	¥ 43
Content royalties	3,018	4,459
Capital commitments	671	1
Investment commitments	168	25
Within one year
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	192	31
Content royalties	2,772	2,949
Capital commitments	412	1
Investment commitments	168	25
Later than one year but not later than five years
Disclosure Of Future Minimum Commitments [Line Items]
Operating commitments	5	12
Content royalties	246	1,510
Capital commitments	259	0
Investment commitments	¥ 0	¥ 0